Investments held to maturity (Details 2) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Maturity
Due within one year	R$ 28,998
From 1 to 5 years	11,070,179
From 5 to 10 years	1,840,428
Over 10 years	28,206,666
Total	41,146,271
Amortized cost
Maturity
Due within one year	29,412
From 1 to 5 years	10,284,940
From 5 to 10 years	1,933,866
Over 10 years	26,757,900
Total	R$ 39,006,118